Earnings per Unit and Cash Distributions - Additional Information (Details)					1 Months Ended		3 Months Ended						12 Months Ended
	Jan. 11, 2023 shares	Dec. 31, 2022 $ / shares shares	Sep. 10, 2021	May 27, 2021 shares	Oct. 31, 2021 shares	Apr. 30, 2013	Dec. 31, 2022 $ / shares shares	Sep. 30, 2022 shares	Jun. 30, 2022 shares	Mar. 31, 2022 shares	Dec. 31, 2021 shares	Sep. 30, 2021 shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 shares	Sep. 07, 2021 shares
Distribution Made to Limited Partner
Number of units converted														(208,334)
Units conversion ratio												1
Number of general partner units outstanding		640,278					640,278				640,278		640,278	640,278
Series A Preferred Stock
Distribution Made to Limited Partner
Potentially dilutive preferred units													208,333
Potentially dilutive preferred units													3,541,666
Series A Convertible Preferred Units
Distribution Made to Limited Partner
Percentage of annual rate													8.00%
Subsequent event
Distribution Made to Limited Partner
Conversion price (in per unit)	0.026
General Partner Unit
Distribution Made to Limited Partner
Issue of Units														25,161
Common Units
Distribution Made to Limited Partner
Issue of Units					41,940
Number of units converted														215,292
Number of units in exchange of IDRs											673,080			673,080	673,080
Number of common units and subordinated units outstanding		34,045,081					34,045,081				33,708,541		34,045,081	33,708,541
Common Units | KNOT.
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding		9,661,255					9,661,255						9,661,255
Class B Units
Distribution Made to Limited Partner
Number of units converted		336,540						84,135	84,135	84,135				84,135
Number of units in exchange of IDRs															673,080
Units to be converted into common units for distribution that are at or above the Distribution Threshold												0.125
Units conversion ratio							1	1	1	1
Potentially dilutive preferred units													252,405
Potentially dilutive preferred units													252,405
Class B Units | Minimum
Distribution Made to Limited Partner
Number of units converted											84,135
Class B Units | Subsequent event
Distribution Made to Limited Partner
Conversion price (in per unit)	0
Series A Preferred unit
Distribution Made to Limited Partner
Preferred units liquidation preference | $ / shares		$ 24.00					$ 24.00						$ 24.00
Cash redemption rate as percentage of Issue Price, upon redemption eligibility date		100.00%					100.00%						100.00%
Percentage of Cash issue price													70.00%
Percentage of common unit issue price													80.00%
Aggregate issue price of outstanding													130.00%
Preferred units number of votes for each units | Vote													1
Partnership | General Partner Unit
Distribution Made to Limited Partner
Percentage of general partner interest			1.83%
Tortoise Direct Opportunities Fund LP | Series A Preferred Stock
Distribution Made to Limited Partner
Shares held				416,677
Issue of Units				208,333
Number of units converted				208,334
Conversion rate				1.0334
Tortoise Direct Opportunities Fund LP | Series A Convertible Preferred Units
Distribution Made to Limited Partner
Shares held				416,677
Issue of Units				208,333
Number of units converted				208,334
Tortoise Direct Opportunities Fund LP | Common Units
Distribution Made to Limited Partner
Number of units converted				215,292
Conversion rate				1.0334
Public | Partnership
Distribution Made to Limited Partner
Percentage of limited partner interest						49.00%							71.40%
Number of common units and subordinated units outstanding		24,293,458					24,293,458						24,293,458
KNOT. | Partnership
Distribution Made to Limited Partner
Percentage of limited partner interest						49.00%							28.40%
KNOT | Partnership | Limited Partner
Distribution Made to Limited Partner
Percentage of limited partner interest													0.30%
Number of general partner units outstanding		90,368					90,368						90,368
KNOT | Partnership | General Partner Unit
Distribution Made to Limited Partner
Percentage of general partner interest													1.83%
Number of general partner units outstanding		640,278					640,278						640,278
General Partner | Partnership
Distribution Made to Limited Partner
Percentage of general partner interest						2.00%